Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Davidson Multi Cap Equity Fund
Class Name	Class A
Trading Symbol	DFMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Davidson Multi Cap Equity Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.davidsonmutualfunds.com. You can also request this information by contacting us at 1-877-332-0529.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-332-0529
Additional Information Website	https://www.davidsonmutualfunds.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$122	1.15%
[1]
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark,  the S&P 1500® Index primarily due to stock selection.
PERFORMANCE HIGHLIGHTS
Positive contributions to performance came from the Financials and Communications Services sectors. Within Financials, the Fund’s investments in commercial and investment banking did well; given the drop in short-term interest rates, capital market activity improved. Within Communication Services, increasing consumer demand for broadband and video streaming services drove performance for this sector.
The Fund’s investments in the Industrials and Consumer Discretionary sectors were the primary detractors to performance. Outside of Aerospace and Defense, the business environment for Industrials was lackluster. As for the Consumer Discretionary sector, weak housing and auto markets impacted our investments within this space.

Top Contributors
↑	Financials, Communication Services

Top Detractors
↓	Industrials, Consumer Discretionary
POSITIONING
In terms of size allocation, the Fund’s positioning has not changed materially. The Fund is overweight both mid- and small-cap companies and underweight large-cap stocks relative to the benchmark. In terms of style, the Fund is overweight value stocks and underweight both core and growth. This is a change from last year, when the Fund’s style allocation was evenly balanced across the three categories.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	12.72	15.22	11.35
Class A (with sales charge)	8.79	14.40	10.95
S&P Composite 1500 TR	14.48	16.35	13.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.davidsonmutualfunds.com for more recent performance information. Visit https://www.davidsonmutualfunds.com for more recent performance information.
Net Assets	$ 146,492,899
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 765,174
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$146,492,899
Number of Holdings	50
Net Advisory Fee	$765,174
Portfolio Turnover	16%

Holdings [Text Block]

Top Sectors	(% of net assets)
Information Technology	29.0%
Financials	13.9%
Health Care	11.2%
Communication Services	10.8%
Industrials	9.9%
Consumer Discretionary	9.3%
Consumer Staples	4.9%
Energy	3.1%
Real Estate	2.5%
Cash & Other	5.4%

Top Holdings	(% of net assets)
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class C	3.9%
Apple, Inc.	3.7%
Broadcom, Inc.	3.0%
Citigroup, Inc.	2.9%
Goldman Sachs Group, Inc.	2.9%
Netflix, Inc.	2.8%
NVIDIA Corp.	2.6%
Intuit, Inc.	2.6%

Updated Prospectus Web Address	https://www.davidsonmutualfunds.com
Class I
Shareholder Report [Line Items]
Fund Name	Davidson Multi Cap Equity Fund
Class Name	Class I
Trading Symbol	DFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Davidson Multi Cap Equity Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.davidsonmutualfunds.com. You can also request this information by contacting us at 1-877-332-0529.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-332-0529
Additional Information Website	https://www.davidsonmutualfunds.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$96	0.90%
[2]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark,  the S&P 1500® Index primarily due to stock selection.
PERFORMANCE HIGHLIGHTS
Positive contributions to performance came from the Financials and Communications Services sectors. Within Financials, the Fund’s investments in commercial and investment banking did well; given the drop in short-term interest rates, capital market activity improved. Within Communication Services, increasing consumer demand for broadband and video streaming services drove performance for this sector.
The Fund’s investments in the Industrials and Consumer Discretionary sectors were the primary detractors to performance. Outside of Aerospace and Defense, the business environment for Industrials was lackluster. As for the Consumer Discretionary sector, weak housing and auto markets impacted our investments within this space.

Top Contributors
↑	Financials, Communication Services

Top Detractors
↓	Industrials, Consumer Discretionary
POSITIONING
In terms of size allocation, the Fund’s positioning has not changed materially. The Fund is overweight both mid- and small-cap companies and underweight large-cap stocks relative to the benchmark. In terms of style, the Fund is overweight value stocks and underweight both core and growth. This is a change from last year, when the Fund’s style allocation was evenly balanced across the three categories.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.01	15.51	11.63
S&P Composite 1500 TR	14.48	16.35	13.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.davidsonmutualfunds.com for more recent performance information. Visit https://www.davidsonmutualfunds.com for more recent performance information.
Net Assets	$ 146,492,899
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 765,174
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$146,492,899
Number of Holdings	50
Net Advisory Fee	$765,174
Portfolio Turnover	16%

Holdings [Text Block]

Top Sectors	(% of net assets)
Information Technology	29.0%
Financials	13.9%
Health Care	11.2%
Communication Services	10.8%
Industrials	9.9%
Consumer Discretionary	9.3%
Consumer Staples	4.9%
Energy	3.1%
Real Estate	2.5%
Cash & Other	5.4%

Top Holdings	(% of net assets)
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class C	3.9%
Apple, Inc.	3.7%
Broadcom, Inc.	3.0%
Citigroup, Inc.	2.9%
Goldman Sachs Group, Inc.	2.9%
Netflix, Inc.	2.8%
NVIDIA Corp.	2.6%
Intuit, Inc.	2.6%

Updated Prospectus Web Address	https://www.davidsonmutualfunds.com

[1]
*	Annualized

[2]
*	Annualized